Expense Example - Voya Strategic Allocation Moderate Portfolio	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs
USD ($)	77	250	439	985	102	329	575	1,278